CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (845,441)	$ (1,308,277)	$ (1,182,741)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,846	7,025	6,822
Stock issued for service	14,680	0	90,000
Amortization of debt discount	421,169	186,280	72,138
Changes in assets and liabilities:
Deposit	(14,321)	8,750	605
Prepayment	17,019	9,129	3,370
Accounts payable	31,001	69,901	68,305
Accrued liabilities and other payables	132,932	399,902	176,618
Due to related parties	0	120,000	121,829
NET CASH USED IN OPERATING ACTIVITIES	(238,115)	(507,290)	(643,054)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	150,010	50,400	0
Proceeds from note payables	288,976	149,707	235,730
Proceeds from note payables - Related Parties	35,000	101,126	155,428
Repayments to related parties	(40,825)	(227,867)	(40,855)
Proceeds from related parties	0	407,984	0
Dissolution of subsidiaries	(185,822)
NET CASH PROVIDED BY FINANCING ACTIVITIES	247,339	481,350	350,303
Effect of exchange rate changes on cash and cash equivalents	(11,264)	(11,896)	(12,007)
NET DECREASE IN CASH	(2,040)	(37,836)	(304,758)
Cash and cash equivalents at beginning of year	8,466	46,302	351,060
Cash and cash equivalents at end of year	6,426	8,466	46,302
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Expenses paid by related parties	18,626	30,571	25,816
Services provided by related parties	66,000	0	0
Discount due to debt issued with warrants	159,237	138,631	233,125
Issuance of stock for loans and salary	4,109,355	0	0
Forgiveness of liability	382,080	0	0
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0